Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The temporary timing differences that give rise to the deferred tax assets are as follows (in thousands):

	DECEMBER 31
	2013	2012
Components of deferred taxes:
Net operating loss carryforwards	$30,258	$19,966
Research and development tax credit	1,577	1,002
Other, net	2,415	1,432

Net deferred tax assets	34,250	22,400
Less: valuation allowance	(34,250)	(22,400)

Net deferred tax assets	$—	$—

Reconciliation of Effective Income Tax Rate to US Federal Income Tax Statutory Rate

The provision for income taxes is different than the amount computed using the applicable statutory federal income tax rate with the difference for each year summarized below:

	DECEMBER 31
	2013	2012
Federal tax benefit at statutory rate	34%	34%
State tax benefit, net of federal benefit	5	5
Interest expense	(5)	—
Mark-to-market accounting	9	(12)
Deemed dividend	(2)	(6)
Share-based compensation expense	(2)	—
Other	1	(1)
Adjustment due to change in valuation allowance	(40)	(20)

Provision for income taxes	—%	—%

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2013	2012
Balance at January 1	$340	$305
Increase related to prior year tax positions	79	—
Increase related to current year tax positions	106	35

Balance at December 31	$525	$340